Document and Entity Information	Feb. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2021
Entity Registrant Name	Computer Programs and Systems, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-49796
Entity Tax Identification Number	74-3032373
Entity Address, Address Line One	6600 Wall Street
Entity Address, City or Town	Mobile
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	36695
City Area Code	251
Local Phone Number	639-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001169445
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	CPSI
Security Exchange Name	NASDAQ